Receivables from Financial Services - Summary of Receivables from Financial Services (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of financial assets [line items]
Receivables from financial services		¥ 8,175,270	¥ 5,894,752
Unearned interest income and fees		(23,364)	(15,278)
Current assets		2,558,594	1,899,493
Non-current assets		5,616,676	3,995,259
Receivables from financial services		8,175,270	5,894,752
Retail [member]
Disclosure of financial assets [line items]
Receivables from financial services	[1]	7,330,459	5,363,260
Allowance for credit losses		(65,479)	(46,083)	¥ (36,767)	¥ (34,286)
Receivables from financial services	[1]	7,330,459	5,363,260
Finance lease [member]
Disclosure of financial assets [line items]
Allowance for credit losses		(555)	(465)	(487)	(813)
Wholesale [member]
Disclosure of financial assets [line items]
Receivables from financial services		707,035	421,166
Allowance for credit losses		(2,965)	(2,104)	¥ (1,809)	¥ (2,267)
Receivables from financial services		707,035	421,166
Gross carrying amount [member]
Disclosure of financial assets [line items]
Receivables from financial services		8,267,633	5,958,682
Receivables from financial services		8,267,633	5,958,682
Gross carrying amount [member] | Retail [member]
Disclosure of financial assets [line items]
Receivables from financial services		7,330,459	5,363,260
Receivables from financial services		7,330,459	5,363,260
Gross carrying amount [member] | Finance lease [member]
Disclosure of financial assets [line items]
Receivables from financial services		230,139	174,256
Receivables from financial services		230,139	174,256
Gross carrying amount [member] | Wholesale [member]
Disclosure of financial assets [line items]
Receivables from financial services		707,035	421,166
Receivables from financial services		707,035	421,166
Financial Services receivables [member]
Disclosure of financial assets [line items]
Allowance for credit losses		¥ (68,999)	¥ (48,652)

[1]	The tables above represent the gross amounts of retail receivables by stages of ECL model since the expected credit losses are measured collectively by our finance subsidiaries and the balances of those receivables are not directly allocated to the risk ratings.